Segment and geographic information (Schedule of Disaggregated Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Revenues	$ 430,909	$ 391,481	$ 361,375
Marketplace Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	297,489	303,069	306,981
Services Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 133,420	$ 88,412	$ 54,394